Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets, NOL carryover	$ 7,215,400	$ 2,363,900
Deferred tax assets, Accrued Payroll	207,100	209,100
Deferred tax assets, Amortization	275,700	49,100
Deferred tax assets, Related party accruals	10,000	1,500
Deferred tax liabilities, Depreciation	(899,300)	(1,200)
Deferred tax liabilities. Valuation allowance	(6,808,900)	(2,622,400)
Total long-term deferred income tax assets